Lease- Schedule of Supplemental Information Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 520	¥ 3,635	¥ 9,589
Operating lease liabilities, current	332	2,319	4,961
Operating lease liabilities, non-current	52	364	4,042
Present Value of future minimum lease payments	$ 384	¥ 2,683	¥ 9,003